Deposits from the Central Bank and Deposits from credit institutions - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Type:
Financial instruments received as collateral	$ 82,342	$ 111,937
Cash collateral received	16,759	42,480
Total financial liabilities	1,299,114	1,259,588
Deposits from the Central Bank and credit institutions
Type:
Reciprocal accounts	7,272	3,999
Time deposits	8,914	10,125
Overnight deposits	26,710	23,359
Repurchase agreements	141,263	44,796
Other accounts	29,961	57,315
Cash collateral received	8,960	32,606
Others	21,001	24,709
Accrued interest	112	51
Total financial liabilities	214,232	139,645
Mexican peso | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	195,604	125,839
US dollar | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	18,565	13,791
Other currencies | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	$ 63	$ 15